Goodwill - Summary of Principal Parameters for Estimates of Value in Use (Detail)	Dec. 31, 2017
Core domestic [member]
Disclosure of Information for Cash-generating Units [Line Items]
WACC	6.39%
WACC before tax	8.52%
Growth rate beyond the explicit period (g)	0.50%
Capitalization rate (WACC -g )	8.02%
Capex/Revenues, % perpetual	19.26%
International wholesale [member]
Disclosure of Information for Cash-generating Units [Line Items]
WACC	6.39%
WACC before tax	8.31%
Growth rate beyond the explicit period (g)	0.50%
Capitalization rate (WACC -g )	7.81%
Capex/Revenues, % perpetual	5.86%